Note 3 - Investment in Westamerica Bancorporation Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes Tables
EBP, Investments in Employer Securities [Table Text Block]
	2025	2024

Number of shares	282,987	289,057

Cost	$13,113,933	$13,364,031

Fair value	$13,535,278	$15,163,919